Obligations under Finance Leases - Details of Obligations under Finance Leases (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
USD [member] | Bottom of range [member] | Fixed interest rates ranging from 1.75% to 5.03% per annum as at December 31, 2017 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate	1.75%
USD [member] | Bottom of range [member] | Floating interest rates ranging from three-month LIBOR + 0.18% to three-month LIBOR + 2.95% per annum as at December 31, 2017 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Three-month LIBOR
Finance lease interest rate basis adjustment	0.18%
USD [member] | Bottom of range [member] | Floating interest rates ranging from six-month LIBOR + 0.03% to six-month LIBOR + 3.30% per annum as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Six-month LIBOR
Finance lease interest rate basis adjustment	0.03%
USD [member] | Top of range [member] | Fixed interest rates ranging from 1.75% to 5.03% per annum as at December 31, 2017 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate	5.03%
USD [member] | Top of range [member] | Floating interest rates ranging from three-month LIBOR + 0.18% to three-month LIBOR + 2.95% per annum as at December 31, 2017 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Three-month LIBOR
Finance lease interest rate basis adjustment	2.95%
USD [member] | Top of range [member] | Floating interest rates ranging from six-month LIBOR + 0.03% to six-month LIBOR + 3.30% per annum as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Six-month LIBOR
Finance lease interest rate basis adjustment	3.30%
Singapore Dollars [member] | Floating interest rate at six-month SIBOR + 1.44% per annum as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Six-month SIBOR
Finance lease interest rate basis adjustment	1.44%
JPY [member] | Floating interest rate at six-month TIBOR + 3.00% per annum as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Six-month TIBOR
Finance lease interest rate basis adjustment	3.00%
JPY [member] | Bottom of range [member] | Floating interest rate at three-month TIBOR + 0.75% to three-month TIBOR + 1.90% per annum as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Three-month TIBOR
Finance lease interest rate basis adjustment	0.75%
JPY [member] | Top of range [member] | Floating interest rate at three-month TIBOR + 0.75% to three-month TIBOR + 1.90% per annum as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Three-month TIBOR
Finance lease interest rate basis adjustment	1.90%
RMB [member] | Floating interest rate at three-month CHN HIBOR 0.38% as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Three-month CHN HIBOR
Finance lease interest rate basis adjustment	0.38%
RMB [member] | Bottom of range [member] | Fixed rate at 4.1% to 4.3% as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate	4.10%
RMB [member] | Bottom of range [member] | Floating interest rate ranging from 75.0% to 106.5% of five-year RMB loan benchmark interest rate announced by the PBOC [member]
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of benchmark interest rate	75.00%
Finance lease interest rate basis	Five-year RMB loan benchmark interest rate announced by the PBOC
RMB [member] | Top of range [member] | Fixed rate at 4.1% to 4.3% as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate	4.30%
RMB [member] | Top of range [member] | Floating interest rate ranging from 75.0% to 106.5% of five-year RMB loan benchmark interest rate announced by the PBOC [member]
Disclosure of finance lease and operating lease by lessee [line items]
Percentage of benchmark interest rate	106.50%
Finance lease interest rate basis	Five-year RMB loan benchmark interest rate announced by the PBOC
EURO [member] | Bottom of range [member] | Floating interest rate ranging from three-month EURIBOR + 0.32% to three-month EURIBOR + 2.20% per annum as at 31 December 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Three-month EURIBOR
Finance lease interest rate basis adjustment	0.32%
EURO [member] | Bottom of range [member] | Floating interest rate ranging from six-month EURIBOR + 1.45% to six-month EURIBOR + 1.80% per annum as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Six-month EURIBOR
Finance lease interest rate basis adjustment	1.45%
EURO [member] | Top of range [member] | Floating interest rate ranging from three-month EURIBOR + 0.32% to three-month EURIBOR + 2.20% per annum as at 31 December 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Three-month EURIBOR
Finance lease interest rate basis adjustment	2.20%
EURO [member] | Top of range [member] | Floating interest rate ranging from six-month EURIBOR + 1.45% to six-month EURIBOR + 1.80% per annum as at December 31, 2017 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease interest rate basis	Six-month EURIBOR
Finance lease interest rate basis adjustment	1.80%